Fair value measurement - Investment securities (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 20, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Investment securities
Cost Basis		¥ 9,087,935	¥ 1,181,710
Gross Unrealized Gains		1,476,834	116,434
Gross Unrealized Losses		(513,047)	(37,551)
Provision for decline in value		(23,909)	(200,961)
Fair Value		10,027,813	1,059,632
Impairment charges of available-for-sale investments		23,909	¥ 200,961
BlueFocus
Investment securities
Percentage of outstanding ordinary shares subscribed or held			0.80%
Total consideration for the investment			¥ 200,000
Lexin Group
Investment securities
Gross Unrealized Gains		1,109,481
Fair Value		1,357,229
Total consideration for the investment	¥ 29,730			$ 33,000
China Unicom
Investment securities
Gross Unrealized Losses		¥ (366,032)
Percentage of outstanding ordinary shares subscribed or held		2.40%
Total consideration for the investment		¥ 5,000,000
Vipshop
Investment securities
Gross Unrealized Losses		¥ (37,064)
Percentage of outstanding ordinary shares subscribed or held		5.50%
Total consideration for the investment		¥ 2,794,547
RMB | Lexin Group
Investment securities
Total consideration for the investment	¥ 218,018
Others, net
Investment securities
Impairment losses related to cost method investments		59,987	341,984		¥ 285,051
Others, net | Nonrecurring basis | Significant Unobservable Inputs (Level 3)
Investment securities
Impairment losses related to cost method investments		¥ 59,987	¥ 341,984		¥ 285,051